NON CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2011
Reconciliation of Carrying Amounts of Subsidiaries Consolidated by Group and Non Controlling Interests

A reconciliation of the carrying amounts of subsidiaries consolidated by the Group and the non controlling interests is as follows:

	December 31, 2010		December 31, 2011
	Group	Non controlling Interests	Group	Non controlling Interests
	(RMB)	(RMB)	(RMB)	(RMB)

Beginning balance	5,047,654	7,608,607	12,460,938	14,782,829
Equity	11,059,685	10,737,017	11,910,070	836,998
Huayi Giant Information	21,250,000	3,750,000	—	—
Deconsolidation of Huayi Giant Information	(21,250,000)	(3,750,000)	—	—
Deconsolidation of Juxi Network (Note 4)	—	—	(1,134,893)	(1,091,241)
Deconsolidation of Juxian Network (Note 4)	—	—	(1,319,023)	(1,067,296)
Consolidation of Juyan Network (1)			(1,927,203)	(1,855,246)
Dividend declared by Jujia Network	—	—	(12,750,000)	(12,250,000)
Net (loss) income	(3,646,401)	(3,562,795)	28,292,434	26,428,994

Ending balance	12,460,938	14,782,829	35,532,323	25,785,038

Ending balance (US$)			5,645,518	4,096,830

(1)	In January 2011, Zhengduo Information acquired the remaining 49% equity interest of Juyan Network at a consideration of RMB approximately 3,500,000 (US$556,000). Subsequent to this acquisition, Juyan Network becomes a wholly-owned subsidiary of Zhengduo Information. This was accounted for as an equity transaction, where the difference between the fair value of the purchase consideration and the carrying amount of non-controlling interest of approximately RMB1,600,000 (US$ 254,000) was recorded as additional paid-in capital.